SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

On November 18, 2013, the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a par value of ILS 0.01 each. The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Stock Options and Restricted Stock Units

The stock-based compensation included in the operating costs and expenses for the years prior to 2014, derives from equity awards that were granted under the option plans of Conduit, the previous owner of the ClientConnect business. In 2014, following the acquisition of ClientConnect on January 2, 2014 and the conversion of all outstanding equity awards of ClientConnect employees into stock options of Perion's shares, the stock-based compensation expenses derive from both, equity awards that were granted under Conduit as well as equity awards that were granted under the Company's Equity Incentive Plan (the "Plan").

Perion's Plan was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company's Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company's Board of Directors approved amendments to the Plan to include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between 1 and 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2014, there were 5,892,110 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company's stock options for the year ended December 31, 2014:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	2,815,963	$3.29	4.72	$24,772
Perion acquisition	1,652,552	$7.00
Granted	1,639,000	$10.97
Exercised	(1,274,929)	$1.39		$11,085
Cancelled	(1,493,174)	$5.02

Outstanding at December 31, 2014	3,339,412	$8.85	2.93	$348

Exercisable at December 31, 2014	1,238,000	$6.89	2.26	$222

Vested and expected to vest at December 31, 2014	2,721,725	$8.50	2.92	$338

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was $4.04, $3.00 and $4.49, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2014, represents the intrinsic value of 479,448 outstanding options that are in-the-money as of such date. The remaining 2,859,964 outstanding options are out-of-the-money as of December 31, 2014, and their intrinsic value was considered as zero.

The number of options expected to vest reflect an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable stock options under the Company's Stock Option Plan as of December 31, 2014:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual term (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual term (years)	Weighted average exercise price

$0.34-$2.00	103,051	3.99	$1.9	64,860	3.98	$1.85
$4.04-$6.93	929,945	2.27	$5.12	629,705	1.84	$5.18
$7.11-$9.93	541,789	2.60	$8.42	272,254	1.72	$8.03
$10.06-$11.94	1,626,502	3.29	$11.25	231,807	3.31	$10.63
$12.56-$13.54	138,125	3.62	$12.66	39,374	3.56	$12.66

	3,339,412	2.93	$8.85	1,238,000	2.26	$6.89

The following table summarizes the activities for the Company's RSUs for the year ended December 31, 2014:

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2014	-	-
Perion acquisition	200,000	$12.64
Granted	1,361,400	$12.44
Vested	(49,820)	$12.64
Cancelled	(114,280)	$12.64

Unvested at December 31, 2014	1,397,300	$12.45

Expected to vest after December 31, 2014	1,014,028	$12.55

RSUs expected to vest after December 31, 2014 reflect an estimated forfeiture rate.

The Company recognized share-based compensation expenses related to its stock-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$-	$-	$249
Research and development	1,130	1,077	2,435
Selling and marketing	320	690	2,944
General and administrative	183	8,638	9,297
Restructuring costs	-	-	220

Total	$1,633	$10,405	$15,145

Share-based compensation in discontinued operations	$1,227	$2,815	$-

As of December 31, 2014, there was $12,985 of unrecognized compensation cost related to outstanding stock options and RSUs. This amount is expected to be recognized over a weighted-average period of 1.44 years. To the extent the actual forfeiture rate is different from what has been estimated, stock-based compensation related to these awards will differ from the initial expectations.

c.
In connection with the termination of one of the Company officers' employment in 2014, the Company reached a settlement under which it accelerates 479,980 stock options upon termination. In accordance with ASC 718, "Compensation - Stock Compensation", the Company reversed expenses previously recorded in connection with the unvested stock options and remeasured the award as of the termination date. Total incremental expense incurred in connection with the acceleration amounted to approximately $4,800 and is included in general and administrative expenses.

d.
In connection with the restructuring in November 2014 (see Note 14), the Company accelerated 33,333 RSUs of one of its officers. Total incremental expense incurred in connection with the acceleration amounted to $220 and is included in impairment and restructuring charges.